Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues from sales of product	$ 4,998	$ 7,695	$ 15,014	$ 24,122	$ 24,306
Cost of sales	(4,091)	(5,030)	(11,084)	(11,338)	(11,656)
Gross profit	907	2,665	3,930	12,784	12,650
Operating expenses:
Selling and distribution costs	(43)	(32)	(438)	(73)	(70)
Administrative expenses	(681)	(460)	(1,412)	(1,305)	(668)
Total operating expenses	(724)	(492)	(1,850)	(1,378)	(738)
Operating profit	183	2,173	2,080	11,406	11,912
Other income and loss, net	66	47	73	126	101
Finance costs	(7)	(80)	(150)	(149)	(72)
Profit before taxation	242	2,140	2,003	11,383	11,941
Income tax credit/(expense)	(134)	51	85	118	(88)
Net profit for the period	$ 108	$ 2,191	$ 2,088	$ 11,501	$ 11,853
Earnings per share
Basic (in Dollars per share)	$ 0.01	$ 0.18	$ 0.17	$ 0.96	$ 0.99
Diluted (in Dollars per share)	$ 0.01	$ 0.18	$ 0.17	$ 0.96	$ 0.99
Weighted-average number of shares
Basic (in Shares)	14,012,500	12,000,000	12,410,651	12,000,000	12,000,000
Diluted (in Shares)	14,012,500	12,000,000	12,410,651	12,000,000	12,000,000